Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
Short Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.38% , 12/31/25 - 01/31/26 ............ USD 197,229 $ 196,667,633
4.25% , 12/31/25 - 01/31/26 ............ 307,242 307,368,466
4.63% , 02/28/26
(a)
.................. 175,191 175,488,404
2.25% , 03/31/26 ................... 147,515 146,765,471
0.75% , 04/30/26 - 08/31/26 ............ 253,050 249,193,272
4.88% , 04/30/26
(a)
.................. 189,728 190,556,879
4.88% , 05/31/26 ................... 198,478 199,512,374
0.88% , 06/30/26 ................... 100,207 98,560,648
1.88% , 06/30/26 ................... 150,200 148,590,044
4.63% , 06/30/26 ................... 501,228 503,679,517
0.63% , 07/31/26 ................... 250,984 245,908,830
4.38% , 07/31/26 ................... 288,384 289,549,301
Total Long-Term Investments — 13 .3%
(Cost: $ 2,750,157,824 ) ............................ 2,751,840,839
Shares
Shares
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.94%
(b) (c) (d)
................. 1,675,322,777 1,675,322,777
Total Money Market Funds — 8 .1%
(Cost: $ 1,675,322,777 ) ............................ 1,675,322,777
Par (000)
Pa r (000)
U.S. Treasury Obligations — 89.5%
U.S. Treasury Bills
(e)
4.01% , 12/02/25
(a)
.................. 722,917 722,838,235
4.22% , 12/04/25 ................... 304,666 304,566,556
4.15% , 12/09/25
(a)
.................. 497,091 496,658,474
3.98% , 12/11/25 ................... 50,671 50,615,580
4.10% , 12/16/25
(a)
.................. 555,560 554,654,898
4.17% , 12/18/25
(a)
.................. 199,512 199,144,022
4.00% , 12/23/25 ................... 383,535 382,622,547
3.99% , 12/26/25 ................... 581,625 580,046,186
1.61% , 12/30/25 ................... 1,821,507 1,815,820,812
4.18% , 01/02/26 ................... 192,353 191,701,664
4.01% , 01/06/26
(a)
.................. 547,438 545,362,812
3.89% , 01/08/26 ................... 50,117 49,915,711
3.90% , 01/13/26 ................... 303,697 302,325,410
4.19% , 01/15/26 ................... 650,461 647,366,847
3.88% , 01/20/26 ................... 150,717 149,920,105
4.09% , 01/22/26 ................... 783,198 778,913,609
3.86% , 01/27/26 ................... 50,997 50,692,485
4.18% , 01/29/26 ................... 651,038 646,968,444
3.85% , 02/03/26
(a)
.................. 301,757 299,746,330
4.05% , 02/05/26 ................... 247,568 245,861,432
3.83% , 02/10/26
(a)
.................. 50,973 50,600,536
4.05% , 02/12/26 ................... 169,007 167,737,111
3.86% , 02/17/26
(a)
.................. 308,345 305,869,562
3.87% , 02/19/26 ................... 859,678 852,590,635
3.79% , 02/24/26
(a)
.................. 253,311 251,092,169
3.79% , 02/26/26 ................... 49,909 49,459,956
3.76% , 03/03/26 ................... 306,919 304,009,355
3.95% , 03/05/26
(a)
.................. 50,900 50,409,810
3.82% , 03/10/26 ................... 864,798 855,956,959
3.81% , 03/12/26
(a)
.................. 50,671 50,146,033
3.80% , 03/17/26
(a)
.................. 842,188 832,938,336
4.09% , 03/19/26
(a)
.................. 59,512 58,846,767
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.80% , 03/24/26
(a)
.................. USD 456,150 $ 450,824,985
3.78% , 03/26/26
(a)
.................. 598,054 590,958,685
0.00% , 03/31/26 ................... 51,000 50,371,521
3.79% , 04/02/26
(a)
.................. 51,200 50,560,414
3.77% , 04/09/26 ................... 611,467 603,425,701
3.84% , 04/16/26
(a)
.................. 635,876 627,049,593
3.74% , 04/23/26 ................... 178,542 175,937,649
3.72% , 04/30/26 ................... 51,032 50,252,029
3.78% , 05/07/26 ................... 25,062 24,662,362
3.85% , 05/14/26 ................... 685,516 674,085,674
3.79% , 05/21/26 ................... 50,122 49,250,826
3.75% , 05/28/26 ................... 50,906 49,985,539
4.11% , 06/11/26
(a)
.................. 206,470 202,550,018
4.08% , 07/09/26
(a)
.................. 149,451 146,263,053
3.90% , 08/06/26 ................... 342,268 333,991,960
3.80% , 09/03/26 ................... 124,312 120,990,396
3.68% , 10/01/26 ................... 552,176 535,832,428
3.58% , 10/29/26 ................... 513,328 496,829,538
3.59% , 11/27/26 ................... 473,118 456,678,924
Total U.S. Treasury Obligations — 89 .5%
(Cost: $ 18,532,135,669 ) ............................ 18,535,900,683
Total Short-Term Securities — 97.6%
(Cost: $ 20,207,458,446 ) ............................ 20,211,223,460
Total Investments — 110 .9%
(Cost: $ 22,957,616,270 ) ............................ 22,963,064,299
Liabilities in Excess of Other Assets — (10.9) % ............ (2,265,900,650)
Net Assets — 100.0% ...............................
$ 20,697,163,649
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 593,511,731 $ 1,081,811,046
(a)
$ — $ — $ — $ 1,675,322,777 1,675,322,777 $ 7,978,934
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,751,840,839 $ — $ 2,751,840,839
Short-Term Securities
Money Market Funds ...................................... 1,675,322,777 — — 1,675,322,777
U.S. Treasury Obligations ................................... — 18,535,900,683 — 18,535,900,683
$ 1,675,322,777 $ 21,287,741,522 $ — $ 22,963,064,299
Currency Abbreviation
USD United States Dollar